Other accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Other accounts receivable [Abstract]
Summary of Other Accounts Receivable
Other accounts receivable as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Current
Recoverable taxes	$143,263	$195,242
Employees	81	94
Others	5,497	15,505
	148,841	210,841
Non-current
Value added tax recoverable (a)	-	63,019
	$148,841	$273,860

(a)
As of December 31, 2024, the Value Added Tax (VAT) recovery processes had been prolonged by the tax authorities by extending the recovery periods; during 2025 an improvement was observed in the recovery and accreditation of VAT receivable balances.